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                      NEW ENGLAND LIFE INSURANCE COMPANY
                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

                        ENTERPRISE EXECUTIVE ADVANTAGE
         Flexible Premium Adjustable Variable Life Insurance Policies
                      Supplement dated August 28, 2013 to
                        Prospectus dated April 30, 2012

                        ZENITH EXECUTIVE ADVANTAGE 2000
         Flexible Premium Adjustable Variable Life Insurance Policies
                      Supplement dated August 28, 2013 to
                         Prospectus dated May 1, 2001

                        ZENITH EXECUTIVE ADVANTAGE PLUS
         Flexible Premium Adjustable Variable Life Insurance Policies
                      Supplement dated August 28, 2013 to
               Prospectuses dated May 1, 2000 and April 30, 1999

This supplement updates, and to the extent inconsistent therewith, replaces certain information contained in the above-referenced prospectuses, as annually and periodically supplemented. You should read and retain this supplement.

The Designated Office for various Policy transactions is as follows:

 Renewal Premium Payments               New England Financial
                                        75 Remittance Drive, Suite 1672
                                        Chicago, IL 60675-1672

 Surrenders, Loans, Withdrawals and     MetLife
   Sub-Account Transfers                NEF COLI - 3 EAST
                                        300 Davidson Avenue
                                        Somerset, NJ 08873
                                        (888) 458-2654

 Death Claims                           MetLife
                                        NEF COLI - 3 EAST
                                        300 Davidson Avenue
                                        Somerset, NJ 08873
                                        (888) 458-2654

 All Other Policy Transactions and      MetLife
   Inquiries                            NEF COLI - 3 EAST
                                        300 Davidson Avenue
                                        Somerset, NJ 08873
                                        (888) 458-2654